Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of preparation

2.1. Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of ASC and its subsidiaries. All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation.

Uses of estimates

2.2. Uses of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, the selection of inputs used in the valuation model for share based payment awards, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

Reporting currency

2.3. Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of Ardmore is U.S. Dollars because Ardmore operates in international shipping markets which typically utilize the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than U.S. Dollar are translated to reflect the year end exchange rates. Resulting gains and losses are included in the accompanying consolidated statement of operations.

Recent accounting pronouncements

2.4. Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, or ASU 2014-09, a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer. The standard’s requirements will also apply to the sale of some non-financial assets that are not part of the entity’s ordinary activities (e.g., sales of property or plant and equipment). Extensive disclosures will be required, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgments and estimates. The FASB has recently issued several amendments to the standard, including clarification on accounting for licenses of intellectual property and identifying performance obligations.
The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). We currently anticipate adopting the standard using the full retrospective method to restate each prior reporting period presented. The new standard will be effective for us beginning January 1, 2018.
We are undertaking a comprehensive approach to assess the impact of the guidance on our business by reviewing our current accounting policies and practices to identify any potential differences that may result from applying the new requirements to our consolidated financial statements. We do not anticipate that this standard will have a material impact on our consolidated financial statements.
We are liaising with other shipping companies on business assumptions, processes, systems and controls to fully determine revenue recognition and disclosure under the new standard. We continue to make significant progress on our review of the standard and at present are considering identification of certain performance obligations and the timing of related revenue recognition on our charter arrangements. Our initial assessment may change as we continue to refine these assumptions.
In August 2014, the FASB issued new guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern for one year after the date that the financial statements are issued or available to be issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. Ardmore adopted this guidance as of January 1, 2017 and the Company does not currently expect the adoption to have an impact on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02 Leases, a standard which will replace previous topics on lease accounting. The revised guidance will require lessees to recognize on their balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. Ardmore currently recognizes on its balance sheet those leases classified as capital leases. Those leases that are currently accounted for as operating leases will have to be reviewed and potentially included on Ardmore’s balance sheet in accordance with the new guidance. This guidance is effective for the Company on January 1, 2019, and a modified retrospective approach is required for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Management is in the process of assessing the full effect of this new standard.
In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (Topic 718). The new update will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. The update will also allow an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur. The guidance is effective for the Company on January 1, 2017. Early application is permitted in any annual or interim period for which financial statements have not been issued or made available for issuance, but all of the guidance must be adopted in the same period. Management is in the process of assessing the effect of this new standard.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance retrospectively. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years beginning after 15 December 2017, and interim periods within those years. Early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

Cash and cash equivalents

2.5. Cash and cash equivalents

Ardmore classifies investments with an original maturity date of three months or less as cash and cash equivalents.

Receivables, trade

2.6. Receivables, trade

Receivables, trade include amounts due from charterers for hire and other recoverable expenses due to Ardmore. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Working capital advances

2.7. Working capital advances

Working capital advances relate to capital advanced directly to ship pools in which Ardmore’s vessels operate. All working capital amounts are classified as current assets where it is expected that the amounts advanced will be realized within one year.

Prepayments

2.8. Prepayments

Prepayments consist of payments in advance for insurance or other ad hoc prepaid purchases.

Advances and deposits

2.9. Advances and deposits

Advances and deposits primarily include amounts advanced to third-party technical managers for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

Other receivables

2.10. Other receivables

Other receivables primarily relate to insurance claims outstanding, and certain assets held by vessel managers. Insurance claims are recorded, net of any deductible amounts, at the time Ardmore realizes insured damages, where recovery is highly likely under the related insurance policies and where Ardmore can make an estimate of the amount to be reimbursed following the insurance claim. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Inventories

2.11. Inventories

Inventories consist of bunkers, lubricating oils and other consumables on board the Company’s vessels. Inventories are valued at the lower of cost or market value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate.

Vessels

2.12. Vessels

Vessels are recorded at their cost less accumulated depreciation. Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard. The useful life of Ardmore’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less estimated residual scrap value. Residual scrap value is estimated as the lightweight tonnage of each vessel multiplied by the estimated scrap value per ton. Ardmore capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

Impairment

2.13. Impairment

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled dry-dockings, expected offhire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. An impairment charge is recognized if the carrying value is in excess of the estimated future undiscounted net operating cash flows. The impairment loss is measured based on the excess of the carrying amount over the fair market value of the asset.

Drydock expenditure

2.14. Drydock expenditure

Vessels are typically drydocked every three to five years. Expenditures incurred in drydocking are deferred and amortized until the next scheduled drydocking. Ardmore only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, expenditures that add economic life to the vessel, and expenditures that increase the vessels earnings capacity or improve the vessels operating efficiency. Expenses for routine maintenance and repairs are expensed as incurred.

Vessels under construction

2.15. Vessels under construction

The carrying value of the vessels under construction represents the accumulated costs to the consolidated balance sheet date which Ardmore has had to pay by way of purchase instalments and other capital expenditures, together with capitalized interest and other pre-delivery costs. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. If Ardmore’s borrowings are directly attributable to the vessels under construction, Ardmore uses the rate on that borrowing as the capitalization rate. If average accumulated expenditures for the asset exceed the amounts of specific borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of Ardmore. Ardmore does not capitalize amounts in excess of actual interest expense incurred in the period. No charge for depreciation is made until the vessel is available for use.

Vessels held for sale

2.16. Vessels held for sale

Assets are classified as held for sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When assets are classified as held for sale, they are tested for impairment. An impairment charge is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

Leasehold Improvements

2.17. Leasehold Improvements

Leasehold improvements relate to fit-out costs for work completed on Ardmore’s offices at One Albert Quay, Cork, Ireland. These are recorded at their cost less accumulated depreciation and are depreciated over the life of the lease of ten years.

Other non-current assets

2.18. Other non-current assets

Other assets relate to office equipment, fixtures and fittings. These are recorded at their cost less accumulated depreciation and are depreciated based on an estimated useful life of five years.

Deferred finance charges

2.19. Deferred finance charges

Deferred financing charges include fees, commissions and legal expenses associated with securing loan facilities. These costs are amortized to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the related debt. These costs are presented in the balance sheet as a direct deduction from the carrying amount of debt liability.

Payables, trade

2.20. Payables, trade

Payables, trade include all accounts payable and accrued liabilities in relation to the operating and running of the vessels, along with amounts due for general and administrative expenses.

Other payables

2.21. Other payables

Other payables primarily consist of commitment fee accruals for debt which is arranged and agreed but not drawn down, along with amounts due for other minor ad hoc payables.

Capital leases

2.22. Capital leases

Capital leases relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the lease.

Contingencies

2.23. Contingencies

Claims, suits and contingencies arise in the ordinary course of Ardmore’s business. Ardmore provides for these contingencies when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for contingencies that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred at the balance sheet date. Any such matters that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements, are discussed in Note 21 to the consolidated financial statements.

Distributions to shareholders

2.24. Distributions to shareholders

Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the additional paid in capital account. Ardmore operates a policy of paying out distributions equal to 60% of Earnings from Continuing Operations.

Equity issuance costs

2.25. Equity issuance costs

Incremental costs incurred that are directly attributable to a proposed or actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to a proposed or actual offering are expensed as incurred.

Share based compensation

2.26. Share based compensation

Ardmore may grant share-based payment awards, such as restricted stock units, as incentive-based compensation to certain employees. Ardmore measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period.

Treasury stock

2.27. Treasury stock

When shares are acquired for a reason other than formal or constructive retirement, the shares are presented separately as a deduction from equity. If the shares are retired or subsequently sold, any gain would be allocated as a reduction in additional paid in capital and any loss as a reduction in retained earnings.

Dividend Reinvestment Plan

2.28. Dividend Reinvestment Plan

In April 2015, Ardmore established a Dividend Reinvestment Plan (“DRIP”) to enable shareholders to reinvest their quarterly dividend in common shares of the company. The Form F-3D registration statement detailing these shares is available from the SEC website. The DRIP allows for the purchase of additional common shares by either full dividend reinvestment or partial dividend reinvestment.
When a shareholder signs up to the plan there are two options available to Ardmore when sourcing the shares for settlement under the DRIP.
1.	Open Market (“OM”): Ardmore issues shares already available in the open market or in privately negotiated transactions.
2.	Original Issue (“OI”): Ardmore registers and issues additional new shares.
The purchase price for shareholders of common shares under the DRIP depends on which option Ardmore chooses. For OM shares the price is the weighted average of the actual price paid for all shares purchased by the Transfer Agent on behalf of the participants of the DRIP. For OI shares the price is the daily high and the daily low average share price for the five business days immediately preceding the dividend payment date. In instances where Ardmore chooses OM settlement, the accounting treatment is the same as when a regular dividend is paid and not reinvested by shareholders, since Ardmore makes a cash payment equal to the amount of the dividend.
In instances where Ardmore chooses OI settlement, we record an increase in Share Capital for the par value of the shares, and record any excess of market value over par within Additional Paid in Capital. The dividend is distributed first from Retained Earnings, but Additional Paid in Capital if Ardmore has no Retained Earnings i.e. is in a Retained Deficit position.
In instances where Ardmore utilizes existing treasury shares (which can only occur under an OI transaction), we reduce Treasury Shares and increase Share Capital for the par value of the shares to be issued. Any excess of market value over cost is recorded in Additional Paid in Capital. If a gain arises on utilizing Treasury Stock for the dividend reinvestment, we recognize the gain within Additional Paid in Capital. If a loss arises, we record the loss within Retained Earnings.

Financial instruments

2.29. Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.

Revenues and expenses

2.30. Revenues and expenses

2.30.1. Time charter revenues

If a time charter agreement exists, the rate is fixed or determinable, service is provided and collection of the related revenue is reasonably assured, Ardmore recognizes revenues over the term of the time charter. Ardmore does not recognize revenue during days the vessel is offhire. Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

2.30.2. Pool revenues

Revenues and voyage expenses of Ardmore’s vessels operating in commercial pooling arrangements are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The formulas used to allocate net pool revenues vary among different pools but generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessels’ differing capacities and performance capabilities. Ardmore accounts for its vessels’ share of net pool revenue on the allocated time charter equivalent on a monthly basis. Net pool revenues due from the pool are included in receivables, trade.

2.30.3. Voyage revenues

Revenues from voyage charters on the spot market are recognized ratably on a discharge-to-discharge basis (i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage), provided an agreed non-cancelable charter between Ardmore and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Demurrage revenue, which is included in voyage revenues, represents payments by the charterer to Ardmore when the loading or discharging time exceeds the stipulated time in the voyage charter, and is recognized ratably on a discharge-to-discharge basis (i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage), the amount is fixed or determinable and collection is reasonably assured.

2.30.4. Expenses

All voyage expenses are expensed as incurred. Under time charters or pool employment, expenses such as bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and expensed as incurred.
All commissions and administration fees are expensed as incurred which is over the term of the employment of the vessel.
Vessel operating expenses are costs that are directly attributable to the operation of the vessels such as costs of crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees. Vessel operating expenses are expensed as incurred.

2.30.5. Charter hire costs

Charter hire costs relate to amounts paid for chartering in vessels. Charter hire costs are expensed to the statement of operations as incurred.

Income taxes

2.31. Income taxes

Republic of Marshall Islands

Ardmore Shipping Corporation, Ardmore Shipping LLC, Ardmore Maritime Services LLC, and all vessel owning subsidiaries are incorporated in the Republic of the Marshall Islands. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of the Marshall Islands and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of the Republic of the Marshall Islands.

Bermuda

Ardmore Shipping (Bermuda) Limited is incorporated in Bermuda. Ardmore Shipping Corporation, Ardmore Shipping LLC and Ardmore Shipping (Bermuda) Limited are tax residents of Bermuda. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of Bermuda and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of Bermuda

Ireland

Ardmore Shipholding Limited and Ardmore Shipping Services (Ireland) Limited are incorporated in Ireland. Ardmore Shipholding Limited no longer actively operates as a company and, as such, is not anticipated to generate trading income subject to corporation tax in Ireland.
Ardmore Shipping Services (Ireland) Limited’s trading profits are taxable at the standard corporation tax rate which is currently 12.5% based on generally accepted accounting principles in Ireland. Any non-trading/passive income is taxed at the higher corporation tax rate which is currently 25%.

United States of America

Ardmore Shipping (Americas) LLC (“ASUS”) is incorporated in Delaware and treated as a corporation for U.S. tax purposes. ASUS is subject to U.S. tax on its worldwide net income.

Singapore

Ardmore Shipping (Asia) Pte. Limited is incorporated in Singapore. The company qualified as an “Approved International Shipping Enterprise” by the Singapore authorities with effect from August 1, 2015. This entitles the company to tax exemption on profits derived from ship operations for any ships which are owned or chartered in by Ardmore Shipping (Asia) Pte. Limited.

Deferred taxation

Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheet reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized Ardmore provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statement of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded. Deferred tax in the year ended December 31, 2016 amounted to $0 (2015:$0).

Uncertainties related to income taxes

The FASB issued guidance clarifying the accounting for uncertainty in income taxes recognized in the financial statements. The guidance requires companies to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. Uncertainties related to income taxes recognized in year ended December 31, 2016 amounted to $0 (2015: $0).